UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-6411

Exact name of registrant as specified in charter: Delaware Investments Municipal Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELWARE TAX-FREE FLORIDA INSURED FUND of the Registrant, information on which is included in the following shareholder reports.

Semiannual Report	Delaware
Tax-Free Florida Insured Fund

Delaware
Tax-Free New York Fund

February 28, 2007

                                              Fixed income mutual funds

Table of contents

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	2
> Statements of net assets	3
> Statements of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	16
> About the organization	23

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.
© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

* “Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Florida Insured Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,027.70	1.17%	$5.88
Class B	1,000.00	1,022.90	1.92%	9.63
Class C	1,000.00	1,022.90	1.92%	9.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.99	1.17%	$5.86
Class B	1,000.00	1,015.27	1.92%	9.59
Class C	1,000.00	1,015.27	1.92%	9.59

The expenses in the table above include interest and related expenses which include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Delaware Tax-Free New York Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,030.70	0.73%	$3.68
Class B	1,000.00	1,027.00	1.48%	7.44
Class C	1,000.00	1,026.00	1.48%	7.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.73%	$3.66
Class B	1,000.00	1,017.46	1.48%	7.40
Class C	1,000.00	1,017.46	1.48%	7.40

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Florida Insured Fund
Percentage
Sector	of Net Assets
Municipal Bonds	106.52%
Education Revenue Bonds	5.68%
Electric Revenue Bonds	3.55%
Health Care Revenue Bonds	17.86%
Housing Revenue Bonds	14.22%
Lease Revenue Bonds	10.20%
Local General Obligation Bonds	4.62%
Pre-Refunded Bonds	14.98%
Special Tax Bonds	21.90%
State General Obligation Bonds	3.10%
Transportation Revenue Bonds	4.03%
Water & Sewer Revenue Bonds	6.38%
Total Value of Securities	106.52%
Liabilities Net of Receivables and Other Assets	(6.52% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	81.06%
AA	6.30%
A	7.51%
BBB	5.13%
Total	100.00%

Delaware Tax-Free New York Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.80%
Corporate Revenue Bonds	8.07%
Education Revenue Bonds	14.02%
Electric Revenue Bonds	8.50%
Health Care Revenue Bonds	16.06%
Housing Revenue Bonds	1.37%
Lease Revenue Bonds	12.24%
Local General Obligation Bonds	7.14%
Pre-Refunded Bonds	10.38%
Special Tax Bonds	5.78%
State General Obligation Bonds	1.45%
Transportation Revenue Bonds	8.55%
Water & Sewer Revenue Bonds	4.24%
Total Value of Securities	97.80%
Receivables and Other Assets Net of Liabilities	2.20%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	26.13%
AA	21.66%
A	23.63%
BBB	22.37%
BB	0.82%
Not Rated	5.39%
Total	100.00%

Statements of net assets

Delaware Tax-Free Florida Insured Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 106.52%
Education Revenue Bonds – 5.68%
Broward County Educational
Facilities Authority Revenue
(Nova Southeastern University)
5.25% 4/1/27 (RADIAN)	$1,000,000	$1,050,680
Miami-Dade County Educational
Facilities Authority
(University of Miami) Series A
5.75% 4/1/29 (AMBAC)	2,000,000	2,131,680
University of Central Florida
Athletics Association Certificates
of Participation Series A
5.25% 10/1/34 (FGIC)	2,000,000	2,157,740
		5,340,100
Electric Revenue Bonds – 3.55%
Florida State Municipal Power
Agency Revenue (Stanton II
Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,101,300
Ocala Utility System Revenue
Series B 5.25% 10/1/25 (FGIC)	1,125,000	1,237,084
		3,338,384
Health Care Revenue Bonds – 17.86%
Escambia County Health Facilities
Authority (Florida Health Care
Facilities - VHA Program)
5.95% 7/1/20 (AMBAC)	560,000	581,510
Highlands County Health
Facilities Authority (Adventist
Health System) Series C
5.25% 11/15/36	1,000,000	1,069,390
Indian River County Hospital District
(Indian River Memorial Hospital)
6.10% 10/1/18 (FSA)	3,000,000	3,065,670
Jacksonville Economic Development
Community Health Care
Facilities Revenue (Mayo Clinic)
5.00% 11/15/36	1,000,000	1,057,800
Lakeland Hospital System Revenue
(Lakeland Regional Health
System) 5.00% 11/15/32	1,000,000	1,040,130
Miami-Dade County Public Facilities
Revenue (Jackson Health Systems)
Series A 5.00% 6/1/35 (MBIA)	1,500,000	1,590,975
North Miami Health Facilities
Authority (Catholic Health
Services) (LOC Suntrust Bank-
Miami) 6.00% 8/15/16	500,000	513,830
Palm Beach County Health Facilities
Authority Revenue (Boca Raton
Community Hospital)
5.625% 12/1/31	2,000,000	2,126,460
South Broward Hospital District
Revenue (Memorial Health Care
System) 5.625% 5/1/32	3,000,000	3,241,351
Tallahassee Health Facilities
(Tallahassee Memorial Regional
Medical Center) Series B
6.00% 12/1/15 (MBIA)	2,500,000	2,504,350
		16,791,466
Housing Revenue Bonds – 14.22%
Florida Housing Finance Agency
(Crossings Indian Run
Apartments HUD)
Series V 6.10% 12/1/26
(AMBAC) (AMT)	750,000	765,803
(Landings at Sea Forest
Apartments) Series T
5.85% 12/1/18 (AMBAC)
(FHA) (AMT)	370,000	377,715
6.05% 12/1/36 (AMBAC)
(FHA) (AMT)	700,000	714,658
(Leigh Meadows Apartments
Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,823,451
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	2,042,259
(Riverfront Apartments
Section 8 HUD) Series A
6.25% 4/1/37 (AMBAC) (AMT)	1,000,000	1,021,210
(Spinnaker Cove Apartments)
Series G 6.50% 7/1/36
(AMBAC) (FHA) (AMT)	500,000	510,585
(The Vineyards Project)
Series H 6.40% 11/1/15	500,000	506,265
(Woodbridge Apartments
Project) Series L
6.15% 12/1/26 (AMBAC) (AMT)	1,750,000	1,786,943
6.25% 6/1/36 (AMBAC) (AMT)	2,000,000	2,042,180
Orange County Housing Finance
Authority Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA)
(FNMA) (AMT)	245,000	252,850
Volusia County Multifamily
Housing Finance Authority (San
Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	500,000	519,355
		13,363,274
Lease Revenue Bonds – 10.20%
Florida Municipal Loan Council
Revenue Series B
5.00% 11/1/29 (MBIA)	1,000,000	1,066,970
Osceola County School Board
Series A 5.25% 6/1/27 (AMBAC)	4,000,000	4,278,040
Pasco County School Board
Series A 5.00% 8/1/30 (AMBAC)	1,000,000	1,063,910
Puerto Rico Public Buildings
Authority Revenue (Government
Facilities) Series F 5.25% 7/1/25	930,000	1,055,894

(continues)     3

Statements of net assets

Delaware Tax-Free Florida Insured Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
South Florida Water Management
District Certificate of Participation
5.00% 10/1/36 (AMBAC)	$1,000,000	$1,067,070
St. Augustine Capital Improvement
Revenue 5.00% 10/1/34
(AMBAC)	1,000,000	1,059,980
		9,591,864
Local General Obligation Bonds – 4.62%
Enterprise Community
Development District Special
Assessment 6.10% 5/1/16
(MBIA)	695,000	696,404
Hollywood Community
Redevelopment Agency
5.625% 3/1/24	1,200,000	1,299,096
Julington Creek Plantation
Community Development
District Special Assessment
5.00% 5/1/29 (MBIA)	200,000	209,998
Port St. Lucie 5.00% 7/1/35 (MBIA)	2,000,000	2,141,640
		4,347,138
§Pre-Refunded Bonds – 14.98%
Florida Housing Finance Agency
(Mariner Club Apartments)
Series K-1 6.25% 9/1/26-07
(AMBAC) (AMT)	300,000	306,048
Florida State Board of Education
(Lottery Revenue) Series A
6.00% 7/1/14-10 (FGIC)	1,000,000	1,082,930
Highlands County Health Facilities
Authority (Adventist Health
System/Sunbelt) Series A
6.00% 11/15/31-11	1,500,000	1,659,480
Jacksonville Port Authority Seaport
Revenue 5.70% 11/1/30-10
(MBIA) (AMT)	205,000	217,687
Lee County Airport Revenue
Series B 5.75% 10/1/33-10
(FSA)	3,000,000	3,239,130
Orange County Health
Facilities Authority Revenue
(Adventist Health System)
5.625% 11/15/32-12	1,000,000	1,105,020
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	1,000,000	1,090,650
Puerto Rico Commonwealth
Highway & Transportation
Authority Transportation
Refunding Series D
5.25% 7/1/38-12	3,000,000	3,239,220
Tampa Utilities Tax Revenue Series A
6.00% 10/1/17-09 (AMBAC)	1,000,000	1,067,570
6.125% 10/1/18-09 (AMBAC)	1,000,000	1,070,640
		14,078,375
Special Tax Bonds – 21.90%
Jacksonville Excise Taxes
Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	1,048,350
5.125% 10/1/32 (FGIC)	1,000,000	1,056,860
&Palm Beach County Criminal Justice
Facilities Revenue Series B
3.91% 6/1/12 (FGIC)	15,000,000	16,482,525
^Puerto Rico Commonwealth
Infrastructure Financing Authority
Series A 4.60% 7/1/30 (FGIC)	2,500,000	932,475
St. Johns County Sales Tax Revenue
5.00% 10/1/36 (MBIA)	1,000,000	1,071,980
		20,592,190
State General Obligation Bonds – 3.10%
Puerto Rico Commonwealth
Public Improvement Series A
5.50% 7/1/19 (MBIA)	2,500,000	2,914,125
		2,914,125
Transportation Revenue Bonds – 4.03%
Jacksonville Port Authority Seaport
Revenue 5.70% 11/1/30
(MBIA) (AMT)	295,000	312,738
Miami-Dade County Expressway
Authority Toll Systems Revenue
5.00% 7/1/37 (AMBAC)	1,000,000	1,070,410
Miami-Dade County Aviation Revenue
(Miami International Airport)
Series B 5.00% 10/1/37 (FGIC)	1,000,000	1,055,830
Series A 5.00% 10/1/33
(FSA) (AMT)	500,000	518,975
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series G
5.00% 7/1/42	800,000	832,776
		3,790,729
Water & Sewer Revenue Bonds – 6.38%
Cape Coral Water and Sewer Revenue
4.75% 10/1/31 (AMBAC)	500,000	521,310
Emerald Coast Utilities Authority
4.25% 1/1/29 (FGIC)	1,000,000	988,030
Melbourne Water and Sewer Revenue
Series A 4.25% 10/1/30 (FGIC)	1,000,000	991,870
Okaloosa County Water and Sewer
Revenue 4.25% 7/1/32 (FSA)	730,000	716,619
Tampa Water and Sewer Revenue
6.00% 10/1/16 (FSA)	1,000,000	1,180,710
Village Center Community
Development District Utility
Revenue 5.00% 10/1/36 (MBIA)	500,000	526,915
Winter Haven Utilities Systems
Revenue Refunding & Improvement
5.00% 10/1/30 (MBIA)	1,000,000	1,068,690
		5,994,144
Total Municipal Bonds
(cost $95,025,364)		100,141,789

Total Value of Securities – 106.52%
(cost $95,025,364)	$100,141,789
Liabilities Net of Receivables and
Other Assets – (6.52%)*	(6,131,402)
Net Assets Applicable to 8,389,480
Shares Outstanding – 100.00%	$94,010,387

Net Asset Value – Delaware Tax-Free Florida Insured
Fund Class A ($86,669,300 / 7,734,693 Shares)	$11.21
Net Asset Value – Delaware Tax-Free Florida Insured
Fund Class B ($3,782,328 / 337,385 Shares)	$11.21
Net Asset Value – Delaware Tax-Free Florida Insured
Fund Class C ($3,558,759 / 317,402 Shares)	$11.21

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$89,242,409
Distributions in excess of net investment income	(4,607)
Accumulated net realized loss on investments	(343,840)
Net unrealized appreciation of investments	5,116,425
Total net assets	$94,010,387

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

&	Security held in a trust in connection with the Inverse Floater security $7,500,000, 7.53% 6/1/12. See Note 7 in “Notes to Financial Statements.”

*	Includes $7,500,000 in liability for Inverse Floater programs. See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Authority
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VHA — Veterans Health Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Florida Insured Fund
Net asset value Class A (A)	$11.21
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.74

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     5

Statements of net assets

Delaware Tax-Free New York Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.80%
Corporate Revenue Bonds – 8.07%
New York City Industrial Development
Agency (Brooklyn Navy Yard Cogen
Partners) 5.75% 10/1/36 (AMT)	$450,000	$457,547
New York State Energy Research &
Development Authority Pollution
Control Revenue (Central Hudson
Gas) Series A 5.45% 8/1/27
(AMBAC)	500,000	524,175
Suffolk County Industrial
Development Agency Revenue
(Keyspan-Port Jefferson Energy
Center) 5.25% 6/1/27 (AMT)	500,000	529,160
		1,510,882
Education Revenue Bonds – 14.02%
Amherst Industrial Development
Agency Civic Facilities Revenue
(UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	216,530
Cattaraugus County Industrial
Development Agency Civic
Faculty Revenue (St. Bonaventure
University Project) Series A
5.10% 5/1/31	250,000	260,870
Dutchess County Industrial
Development Agency (Marist
College) 5.00% 7/1/20	500,000	523,600
New York City Industrial Development
Agency Civic Facilities Revenue
(Vaughn College Aeronautics)
Series B 5.25% 12/1/36	150,000	153,380
New York State Dormitory
Authority Revenue
(Columbia University) Series A
5.00% 7/1/23	500,000	529,744
(Pratt Institute) 6.00% 7/1/20
(RADIAN)	500,000	532,209
(State University) Series B
7.50% 5/15/11	180,000	197,411
¶New York State Dormitory Authority
Revenue Non-State Supported Debt
(University of Rochester) Series A
4.375% 7/1/20	250,000	210,883
		2,624,627
Electric Revenue Bonds – 8.50%
Long Island Power Authority Electric
Systems Revenue Series B
5.00% 12/1/35	400,000	426,048
Puerto Rico Electric Power
Authority Revenue
Series II 5.25% 7/1/31	500,000	531,950
Series NN 5.125% 7/1/29	600,000	633,834
		1,591,832
Health Care Revenue Bonds – 16.06%
Dutchess County Industrial
Development Agency Civic
Facilities Revenue
(Elant Fishkill) Series A
5.25% 1/1/37	250,000	252,470
East Rochester Housing Authority
Revenue Refunding (Senior
Living - Woodland Village Project)
5.50% 8/1/33	200,000	207,468
New York State Dormitory
Authority Revenue
(Chapel Oaks) (LOC Allied Irish
Bank) 5.45% 7/1/26	450,000	466,848
(Mental Health) Series D
5.90% 2/15/12	25,000	25,541
(Millard Fillmore Hospital)
5.375% 2/1/32 (AMBAC) (FHA)	450,000	464,067
(North Shore Long Island Jewish
Group Project) 5.50% 5/1/33	500,000	539,089
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	533,535
Suffolk County Industrial
Development Agency Continuing
Care Retirement Community
Refunding (Jeffersons Ferry Project)
5.00% 11/1/28	500,000	516,430
		3,005,448
Housing Revenue Bonds – 1.37%
New York City Housing Development
Corporation Multifamily
Housing Revenue Series G-1
4.875% 11/1/39 (AMT)	250,000	255,598
		255,598
Lease Revenue Bonds – 12.24%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	266,238
Hudson Yards Infrastructure
5.00% 2/15/47	500,000	531,615
New York City Industrial Development
Agency Civic Facility Revenue
(American National Red Cross
Project) 5.00% 2/1/36 (AMBAC)	500,000	534,685
New York City Industrial
Development Revenue
(Queens Baseball Stadium Project
- Pilot) 4.75% 1/1/42 (AMBAC)	200,000	207,556
(Yankee Stadium Project - Pilot)
4.75% 3/1/46 (MBIA)	200,000	207,374
Tobacco Settlement Financing
Series B-1C 5.50% 6/1/21	500,000	544,159
		2,291,627

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 7.14%
New York City
Series C 5.375% 11/15/27	$310,000	$315,899
Series D 5.00% 11/1/34	500,000	528,506
Series J 5.25% 6/1/28	460,000	492,186
		1,336,591
§Pre-Refunded Bonds – 10.38%
Metropolitan Transportation
Authority Dedicated Tax Series A
6.125% 4/1/17-10 (FGIC)	1,000,000	1,074,580
New York City
Series C 5.375% 11/15/27-07	140,000	143,098
Series J 5.25% 6/1/28-13	40,000	43,655
New York State Dormitory
Authority Revenue Series B
7.50% 5/15/11-09	130,000	142,601
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series Y
5.50% 7/1/36-16	475,000	539,776
		1,943,710
Special Tax Bonds – 5.78%
New York State Sales Tax
Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	500,000	548,130
Schenectady Metroplex Development
Authority Revenue Series A
5.375% 12/15/21	500,000	533,495
		1,081,625
State General Obligation Bonds – 1.45%
Puerto Rico Commonwealth Series B
5.25% 7/1/32	250,000	271,810
		271,810
Transportation Revenue Bonds – 8.55%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25	500,000	535,180
New York City Industrial Development
Agency (JFK Airis Project) Series A
5.50% 7/1/28 (AMT)	500,000	519,830
Onondaga County Industrial
Development Authority Revenue
(Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	544,765
		1,599,775
Water & Sewer Revenue Bonds – 4.24%
New York City Municipal Water
Finance Authority Water & Sewer
System Revenue
Series A 5.125% 6/15/34	500,000	526,585
Series B 5.00% 6/15/36	250,000	267,333
		793,918
Total Municipal Bonds
(cost $17,312,452)		18,307,443
Total Value of Securities – 97.80%
(cost $17,312,452)		$18,307,443
Receivables and Other Assets
Net of Liabilities – 2.20%		411,472
Net Assets Applicable to 1,758,913
Shares Outstanding – 100.00%		$18,718,915

Net Asset Value – Delaware Tax-Free New York
Fund Class A ($14,225,206 / 1,335,986 Shares)		$10.65

Net Asset Value – Delaware Tax-Free New York
Fund Class B ($2,530,767 / 238,166 Shares)		$10.63

Net Asset Value – Delaware Tax-Free New York
Fund Class C ($1,962,942 / 184,761 Shares)		$10.62

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$17,872,001
Distributions in excess of investment income		(655)
Accumulated net realized loss on investments		(147,422)
Net unrealized appreciation of investments		994,991
Total net assets		$18,718,915

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.65
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

	Delaware	Delaware
	Tax-Free	Tax-Free
	Florida Insured	New York
	Fund	Fund
Investment Income:
Interest	$2,644,778	$457,689

Expenses:
Management fees	243,635	50,935
Interest and related expense	145,474	—
Distribution expense – Class A	112,598	17,345
Distribution expense – Class B	19,729	13,679
Distribution expense – Class C	17,597	9,513
Dividend disbursing and transfer agent fees and expenses	32,171	7,410
Accounting and administration expenses	19,491	3,704
Trustees’ fees and benefits	15,298	2,827
Registration fees	9,178	3,694
Legal fees	8,723	1,868
Audit and tax	7,505	5,670
Reports and statements to shareholders	5,629	357
Custodian fees	2,924	659
Insurance fees	1,233	246
Pricing fees	1,069	791
Consulting fees	912	233
Taxes (other than taxes on income)	228	32
Trustees’ expenses	199	29
Dues and services	84	24
	643,677	119,016
Less expenses absorbed or waived	(40,972)	(33,325)
Less expense paid indirectly	(2,117)	(520)
Total operating expenses	600,588	85,171
Net Investment Income	2,044,190	372,518

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	174,968	80,458
Net change in unrealized appreciation/depreciation of investments	364,193	88,414
Net Realized and Unrealized Gain on Investments	539,161	168,872

Net Increase in Net Assets Resulting from Operations	$2,583,351	$541,390

See accompanying notes

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free
	Florida Insured Fund		New York Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,044,190	$4,534,215	$372,518	$722,866
Net realized gain (loss) on investments	174,968	172,566	80,458	(4,673)
Net change in unrealized appreciation/depreciation of investments	364,193	(1,964,445)	88,414	(211,649)
Net increase in net assets resulting from operations	2,583,351	2,742,336	541,390	506,544

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,912,352)	(4,229,857)	(292,022)	(574,553)
Class B	(68,953)	(177,726)	(47,488)	(100,697)
Class C	(61,458)	(126,632)	(33,008)	(47,616)
	(2,042,763)	(4,534,215)	(372,518)	(722,866)

Capital Share Transactions:
Proceeds from shares sold:
Class A	911,185	7,210,250	903,049	2,071,330
Class B	25,446	176,391	8,784	333,088
Class C	265,104	945,183	239,097	1,263,939

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	966,153	2,113,643	210,443	402,764
Class B	25,642	57,358	19,675	42,018
Class C	42,636	69,024	13,833	39,921
	2,236,166	10,571,849	1,394,881	4,153,060
Cost of shares repurchased:
Class A	(8,432,593)	(13,278,168)	(534,545)	(1,930,227)
Class B	(613,823)	(1,350,630)	(379,915)	(500,844)
Class C	(333,145)	(706,793)	(375,259)	(122,713)
	(9,379,561)	(15,335,591)	(1,289,719)	(2,553,784)
Increase (decrease) in net assets derived from capital share transactions	(7,143,395)	(4,763,742)	105,162	1,599,276
Net Increase (Decrease) in Net Assets:	(6,602,807)	(6,555,621)	274,034	1,382,954

Net Assets:
Beginning of period	100,613,194	107,168,815	18,444,881	17,061,927
End of period	$94,010,387	$100,613,194	$18,718,915	$18,444,881
(Distributions in excess of net investment income)	$(4,607)	$—	$(655)	$(655)

See accompanying notes

Financial highlights

Delaware Tax-Free Florida Insured Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$11.140	$11.330	$11.250	$11.110	$11.330	$11.230

Income (loss) from investment operations:
Net investment income	0.235	0.494	0.507	0.533	0.523	0.532
Net realized and unrealized gain (loss) on investments	0.070	(0.190)	0.080	0.140	(0.220)	0.100
Total from investment operations	0.305	0.304	0.587	0.673	0.303	0.632

Less dividends and distributions from:
Net investment income	(0.235)	(0.494)	(0.507)	(0.533)	(0.523)	(0.532)
Total dividends and distributions	(0.235)	(0.494)	(0.507)	(0.533)	(0.523)	(0.532)

Net asset value, end of period	$11.210	$11.140	$11.330	$11.250	$11.110	$11.330

Total return[2]	2.77%	2.78%	5.32%	6.15%	2.68%	5.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,669	$92,726	$98,326	$87,591	$95,951	$105,773
Ratio of expenses to average net assets[3]	1.17%	1.10%	1.04%	1.02%	1.02%	1.04%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	1.26%	1.18%	1.14%	1.06%	1.06%	1.13%
Ratio of net investment income to average net assets	4.26%	4.44%	4.48%	4.72%	4.60%	4.80%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.17%	4.36%	4.38%	4.68%	4.56%	4.71%
Portfolio turnover	16%	7%	17%	3%	26%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Tax-Free Florida Insured Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330	$ 11.230

Income (loss) from investment operations:
Net investment income	0.194	0.411	0.422	0.448	0.437	0.445
Net realized and unrealized gain (loss) on investments	0.060	(0.180)	0.070	0.140	(0.210)	0.100
Total from investment operations	0.254	0.231	0.492	0.588	0.227	0.545

Less dividends and distributions from:
Net investment income	(0.194)	(0.411)	(0.422)	(0.448)	(0.437)	(0.445)
Total dividends and distributions	(0.194)	(0.411)	(0.422)	(0.448)	(0.437)	(0.445)

Net asset value, end of period	$ 11.210	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330

Total return[2]	2.29%	2.11%	4.45%	5.36%	2.00%	5.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,782	$4,323	$5,532	$5,002	$5,800	$5,223
Ratio of expenses to average net assets[3]	1.92%	1.85%	1.79%	1.77%	1.77%	1.79%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.01%	1.93%	1.89%	1.81%	1.81%	1.88%
Ratio of net investment income to average net assets	3.51%	3.69%	3.74%	3.97%	3.85%	4.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.42%	3.61%	3.64%	3.93%	3.81%	3.96%
Portfolio turnover	16%	7%	17%	3%	26%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

(continues)     11

Financial highlights

Delaware Tax-Free Florida Insured Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330	$ 11.240

Income (loss) from investment operations:
Net investment income	0.193	0.410	0.422	0.448	0.437	0.447
Net realized and unrealized gain (loss) on investments	0.060	(0.180)	0.070	0.140	(0.210)	0.090
Total from investment operations	0.253	0.230	0.492	0.588	0.227	0.537

Less dividends and distributions from:
Net investment income	(0.193)	(0.410)	(0.422)	(0.448)	(0.437)	(0.447)
Total dividends and distributions	(0.193)	(0.410)	(0.422)	(0.448)	(0.437)	(0.447)

Net asset value, end of period	$ 11.210	$ 11.150	$ 11.330	$ 11.260	$ 11.120	$ 11.330

Total return[2]	2.29%	2.10%	4.45%	5.36%	2.00%	4.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,559	$3,564	$3,311	$1,088	$846	$560
Ratio of expenses to average net assets[3]	1.92%	1.85%	1.79%	1.77%	1.77%	1.79%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]	2.01%	1.93%	1.89%	1.81%	1.81%	1.88%
Ratio of net investment income to average net assets	3.51%	3.69%	3.74%	3.97%	3.85%	4.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.42%	3.61%	3.64%	3.93%	3.81%	3.96%
Portfolio turnover	16%	7%	17%	3%	26%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements”.

See accompanying notes

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.550	$ 10.700	$ 10.470	$ 10.220	$ 10.340	$ 10.350

Income (loss) from investment operations:
Net investment income	0.221	0.449	0.453	0.479	0.484	0.503
Net realized and unrealized gain (loss) on investments	0.100	(0.150)	0.230	0.250	(0.120)	(0.010)
Total from investment operations	0.321	0.299	0.683	0.729	0.364	0.493

Less dividends and distributions from:
Net investment income	(0.221)	(0.449)	(0.453)	(0.479)	(0.484)	(0.503)
Total dividends and distributions	(0.221)	(0.449)	(0.453)	(0.479)	(0.484)	(0.503)

Net asset value, end of period	$ 10.650	$ 10.550	$ 10.700	$ 10.470	$ 10.220	$ 10.340

Total return[2]	3.07%	2.90%	6.65%	7.26%	3.56%	4.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,225	$13,519	$13,153	$11,523	$11,436	$9,490
Ratio of expenses to average net assets[3]	0.73%	0.65%	0.66%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.09%	1.09%	1.12%	1.02%	1.05%	1.15%
Ratio of net investment income to average net assets	4.21%	4.28%	4.29%	4.60%	4.65%	4.98%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.85%	3.84%	3.83%	4.08%	4.10%	4.33%
Portfolio turnover	15%	20%	13%	26%	64%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.51%.

See accompanying notes

(continues)     13

Financial highlights

Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.330	$ 10.330

Income (loss) from investment operations:
Net investment income	0.182	0.370	0.374	0.401	0.406	0.426
Net realized and unrealized gain (loss) on investments	0.100	(0.140)	0.220	0.250	(0.130)	—
Total from investment operations	0.282	0.230	0.594	0.651	0.276	0.426

Less dividends and distributions from:
Net investment income	(0.182)	(0.370)	(0.374)	(0.401)	(0.406)	(0.426)
Total dividends and distributions	(0.182)	(0.370)	(0.374)	(0.401)	(0.406)	(0.426)

Net asset value, end of period	$ 10.630	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.330

Total return[2]	2.70%	2.23%	5.77%	6.47%	2.69%	4.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,531	$2,858	$3,023	$2,858	$3,238	$3,352
Ratio of expenses to average net assets[3]	1.48%	1.40%	1.41%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.84%	1.84%	1.87%	1.77%	1.80%	1.90%
Ratio of net investment income to average net assets	3.46%	3.53%	3.54%	3.85%	3.90%	4.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.10%	3.09%	3.08%	3.33%	3.35%	3.58%
Portfolio turnover	15%	20%	13%	26%	64%	43%

[1] Ratios and portfolio turnover have been anuualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.320	$ 10.330

Income (loss) from investment operations:
Net investment income	0.182	0.370	0.376	0.401	0.406	0.426
Net realized and unrealized gain (loss) on investments	0.090	(0.140)	0.220	0.250	(0.120)	(0.010)
Total from investment operations	0.272	0.230	0.596	0.651	0.286	0.416

Less dividends and distributions from:
Net investment income	(0.182)	(0.370)	(0.376)	(0.401)	(0.406)	(0.426)
Total dividends and distributions	(0.182)	(0.370)	(0.376)	(0.401)	(0.406)	(0.426)

Net asset value, end of period	$ 10.620	$ 10.530	$ 10.670	$ 10.450	$ 10.200	$ 10.320

Total return[2]	2.60%	2.23%	5.80%	6.47%	2.79%	4.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,963	$2,068	$886	$2,329	$2,828	$1,115
Ratio of expenses to average net assets[3]	1.48%	1.40%	1.41%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.84%	1.84%	1.87%	1.77%	1.80%	1.90%
Ratio of net investment income to average net assets	3.46%	3.53%	3.54%	3.85%	3.90%	4.23%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.10%	3.09%	3.08%	3.33%	3.35%	3.58%
Portfolio turnover	15%	20%	13%	26%	64%	43%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
[3] Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

February 28, 2007 (Unaudited)

Voyageur Mutual Funds (the “Voyageur Trust”) is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Delaware Investments Municipal Trust (the “Delaware Trust”, and together with the Voyageur Trust, collectively, the “Trusts”) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Florida Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund (each a “Fund” or, collectively, as the “Funds”). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchase of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek a high a level of current income exempt from federal income tax and the state personal income tax as is consistent with preservation of capital. Florida does not currently have a state personal income tax, and it has repealed its intangible personal property tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semiannual report on February 29, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Delaware Tax-Free Florida Insured Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In consideration of the conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

1. Significant Accounting Policies (continued)

For the six months ended February 28, 2007, the Delaware Tax-Free Florida Insured Fund had an average daily liability from the participation in inverse floater programs of $7,500,000 and recorded interest expense at an average rate of 3.91%.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets through December 31, 2007, as shown below:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
The operating expense limitation as a percentage of
average daily net assets (per annum)	0.61%	0.40%
Expiration date	12/31/06	12/31/06
Effective December 31, 2006, operating expense limitation
as a percentage of average daily net assets (per annum)	0.61%	0.60%
Expiration date	12/31/07	12/31/07

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2007, the Funds had receivables due from or liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Investment management fee payable to DMC	$28,821	$4,282
Dividend disbursing, transfer agent fees, accounting and
administration fees and other expenses payable to DSC	18,066	4,798
Distribution fee payable to DDLP	47,638	12,969
Other expenses payable to DMC and affiliates*	4,905	1,365

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as  printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

(continues)      17

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free
Florida Insured Fund	New York Fund
$2,603	$500

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free
Florida Insured Fund	New York Fund
$1,527	$2,494

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Class A	$2,500	$ —
Class B	2,702	1,039
Class C	—	40

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund was $12,555 and $2,324, respectively. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Purchases	$ 8,307,433	$1,385,239
Sales	12,948,275	1,567,550

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Cost of investments	$87,530,938	$17,312,452
Aggregate unrealized appreciation	5,110,851	994,991
Aggregate unrealized depreciation	—	—
Net unrealized appreciation	$ 5,110,851	$ 994,991

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and year ended August 31, 2006 was as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Florida Insured Fund		New York Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	2/28/07*	8/31/06	2/28/07*	8/31/06
Tax-exempt income	$2,042,763	$4,534,215	$372,518	$722,866

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free
	Florida Insured Fund	New York Fund
Shares of beneficial interest	$89,242,409	$17,872,001
Realized gains 9/1/06-2/28/07	174,968	68,938
Capital loss carryforwards as of 2/28/07	(517,691)	(216,360)
Undistributed tax-exempt income	(150)	(655)
Unrealized appreciation of investments	5,110,851	994,991
Net assets	$94,010,387	$18,718,915

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of the inverse floater program.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at August 31, 2006 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free
Year of Expiration	Florida Insured Fund	New York Fund
2008	$517,691	$—
2009	—	216,360
Total	$517,691	$216,360

For the six months ended February 28, 2007, the Delaware Tax-Free Florida Insured Fund had capital gains of $174,968, which may reduce the capital loss carryforwards and Delaware Tax-Free New York Fund had capital gains of $68,938, which may reduce the capital loss carryforwards.

(continues)     19

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Florida Insured Fund		New York Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	81,757	647,558	85,254	197,010
Class B	2,268	15,964	826	31,881
Class C	23,799	84,929	22,634	121,329

Shares issued upon reinvestment of dividends and distributions:
Class A	86,494	190,022	19,856	38,341
Class B	2,296	5,154	1,860	4,007
Class C	3,815	6,206	1,308	3,813
	200,429	949,833	131,738	396,381

Shares repurchased:
Class A	(755,549)	(1,195,082)	(50,418)	(183,809)
Class B	(55,007)	(121,397)	(35,904)	(47,738)
Class C	(29,840)	(63,645)	(35,555)	(11,772)
	(840,396)	(1,380,124)	(121,877)	(243,319)
Net increase (decrease)	(639,967)	(430,291)	9,861	153,062

For the six months ended February 28, 2007 and the year ended August 31, 2006, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Florida Insured Fund	11,516	11,516	$128,721	48,081	48,107	$534,582
Delaware Tax-Free New York Fund	2,001	1,998	21,078	17,055	17,007	178,750

7. Inverse Floaters

The Funds may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Funds transferred to the trust, the Funds seek to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statement of Net Assets.

Previously, the Funds treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

8. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007, or at any time during the period then ended.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Delaware Tax-Free Florida Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds’ Liquidity Procedures.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Fund Reorganization

Effective as of the close of business on March 1, 2007, the Delaware Tax-Free Florida Insured Fund was closed to new investors. Shareholders of the Fund have been sent a proxy statement/prospectus providing them with information about the Fund’s proposed reorganization into the Delaware Tax-Free USA Fund and requesting their votes on the proposed reorganization of their Fund at a special meeting of shareholders to be held in late June 2007. If approved, the reorganization is expected to take place in August 2007. Additionally, the Delaware Tax-Free Florida Insured Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the reorganization.

Notes to financial statements

Delaware Tax-Free Florida Insured / Tax-Free New York Funds

12. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments® secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

  Hassle-free investing — Make online purchases and redemptions at any time.

  Simplified tax processing — Automatically retrieve your Delaware Investments accounts’ 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax® OnlineSM and Desktop software — www.turbotax.com.

  Less mail clutter — Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1581)	Printed in the USA
SA-FLNY [2/07] CGI 4/07	MF-07-03-146 PO11730

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Municipal Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2007